Share Capital (Details Narrative)								9 Months Ended			12 Months Ended
		May 10, 2020 $ / shares shares	May 02, 2020 $ / shares shares	Nov. 10, 2019 shares	Nov. 02, 2019 shares	May 10, 2019 shares	May 02, 2019 shares	Sep. 30, 2020 USD ($) $ / shares shares		Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Sep. 30, 2020 $ / shares	May 10, 2020 $ / shares	May 02, 2020 $ / shares	Dec. 31, 2019 $ / shares shares		Dec. 31, 2017 $ / shares shares [1]
Number of common stock issued shares				48,791	86,739	38,974	73,853
Shares issued for consulting services | $								$ 418,926		$ 50,195	$ 81,879		$ 332,121
Share-based compensation expense | $								$ 463,882		$ 337,267	$ 401,869		$ 208,321
Stock options, outstanding								6,979,361			1,106,711	[1]	838,947	[1]				1,106,711	[1]	168,421
Stock options, outstanding weighted average exercise price | $ / shares								$ 0.40			$ 1.35	[1]	$ 1.38	[1]						$ 0.27
Stock options, exercisable								5,231,715			743,421	[1]						743,421	[1]
Unrecognized compensation cost, period for recognition								2 years			2 years
Unrecognized compensation cost | $								$ 366,187
CAD [Member]
Stock options, outstanding weighted average exercise price | $ / shares															$ 0.54			$ 1.76	[1]
Common Class A Shares [Member]
Number of common stock issued shares								500,000
Technology and Attendant Intellectual Property Rights [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset													25,000,000
Common Shares [Member]
Stock issued during period, shares, stock dividend		231,758	412,008
Price per share | $ / shares		$ 0.72	$ 0.71
Shares issued for services	[1]							96,029		236,051	244,753		1,010,526
Number of common stock issued shares	[1]									247,368	247,368		5,960,314
Shares issued for consulting services | $	[1]							$ 324,868		$ 164,929	$ 196,022		$ 205,515
Common Shares [Member] | CAD [Member]
Price per share | $ / shares																$ 1.00	$ 1.00
Common Shares [Member]
Shares issued for services								456,139		1,121,242	244,753		1,010,526
Number of common stock issued shares													5,960,314
Reverse Split [Member]
Stock issued during period, shares, stock dividend		48,791	86,739
Price per share | $ / shares		$ 3.42	$ 3.37
Shares issued for services								96,029		236,051	1,162,577		4,800,000
Number of common stock issued shares				231,758	412,008	185,125
Stock options, outstanding	[1]							1,469,339			1,106,711							1,106,711
Stock options, outstanding weighted average exercise price | $ / shares	[1]							$ 1.91			$ 1.35
Stock options, exercisable								1,101,414	[1]		3,531,250							3,531,250
Reverse Split [Member] | CAD [Member]
Price per share | $ / shares																$ 4.75	$ 4.75
Stock options, outstanding weighted average exercise price | $ / shares															$ 2.55			$ 0.37
Reverse Split [Member] | Common Class A Shares [Member]
Number of common stock issued shares								105,263
Reverse Split [Member] | Technology and Attendant Intellectual Property Rights [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset													5,263,158

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.